Document and Entity Information	Apr. 21, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001610466
Document Type	8-K
Document Period End Date	Apr. 21, 2020
Entity Registrant Name	Shell Midstream Partners, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-36710
Entity Tax Identification Number	46-5223743
Entity Address, Address Line One	150 N. Dairy Ashford
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	(832)
Local Phone Number	337-2034
Security 12b Title	Common Units, Representing Limited Partner Interests
Trading Symbol	SHLX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false